ORGANIZATION	3 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

NOTE 1   - ORGANIZATION

Cleartronic, Inc.  (the “Company”) was incorporated in the state of Florida on November 15, 1999. The Company’s subsidiaries are VoiceInterop, Inc. (“VoiceInterop”) and ReadyOp Communications, Inc. (“ReadyOp”).

In September 2014, the Company formed ReadyOp Communications, Inc. (a Florida corporation), as a wholly owned subsidiary to facilitate the marketing of ReadyOp software.

In November 2016, the Company cancelled its Licensing Agreement with Collabria LLC of Tampa, Florida (”Collabria”) and acquired all of the intellectual property related to Collabria’s command and control software, trade-named ReadyOp. In addition the Company acquired Collabria’s client list. In exchange for these assets the Company issued Collabria 3,000,000 restricted shares of the Company’s Series E Convertible Preferred stock. The Company assumed none of Collabria’s liabilities.

In March 2018, the Company approved the spin-off of VoiceInterop, Inc. into a separate company under a Form S-1 registration to be filed with the United States Securities and Exchange Commission. Therefore, the Company has presented the operations of this subsidiary as discontinued operations.